Trade accounts payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade accounts payable
15.	Trade accounts payable

	2019	2018
Domestic trade accounts payable	94,887	115,672
Foreign suppliers	290	1,736
Other	2,648	428

	97,825	117,836
Accounts payable are unsecured and the average payment term is 45 days. The carrying amount of accounts payable approximate their fair value, due to their short-term nature.